Net fee and commission income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee type
Revenue from contracts with customers	£ 7,298	£ 7,549	£ 7,274
Other non-contract fee income	119	115	118
Fee and commission income	7,417	7,664	7,392
Fee and commission expense	(1,758)	(1,992)	(1,785)
Net fee and commission income	5,659	5,672	5,607
Transactional [member]
Fee type
Revenue from contracts with customers	2,330	2,809	2,614
Advisory [member]
Fee type
Revenue from contracts with customers	693	904	850
Brokerage and execution [member]
Fee type
Revenue from contracts with customers	1,173	1,131	1,073
Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	2,867	2,358	2,462
Other [member]
Fee type
Revenue from contracts with customers	235	347	275
Operating segments [member] | Corporate and investment bank [member]
Fee type
Revenue from contracts with customers	4,987	4,742	4,626
Other non-contract fee income	114	110	114
Fee and commission income	5,101	4,852	4,740
Fee and commission expense	(768)	(743)	(657)
Net fee and commission income	4,333	4,109	4,083
Operating segments [member] | Corporate and investment bank [member] | Transactional [member]
Fee type
Revenue from contracts with customers	357	391	366
Operating segments [member] | Corporate and investment bank [member] | Advisory [member]
Fee type
Revenue from contracts with customers	593	821	772
Operating segments [member] | Corporate and investment bank [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	1,116	1,082	1,002
Operating segments [member] | Corporate and investment bank [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	2,867	2,358	2,462
Operating segments [member] | Corporate and investment bank [member] | Other [member]
Fee type
Revenue from contracts with customers	54	90	24
Operating segments [member] | Consumer, cards and payments [member]
Fee type
Revenue from contracts with customers	2,282	2,777	2,619
Other non-contract fee income	5	5	4
Fee and commission income	2,287	2,782	2,623
Fee and commission expense	(988)	(1,249)	(1,128)
Net fee and commission income	1,299	1,533	1,495
Operating segments [member] | Consumer, cards and payments [member] | Transactional [member]
Fee type
Revenue from contracts with customers	1,973	2,418	2,248
Operating segments [member] | Consumer, cards and payments [member] | Advisory [member]
Fee type
Revenue from contracts with customers	100	83	78
Operating segments [member] | Consumer, cards and payments [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	57	49	71
Operating segments [member] | Consumer, cards and payments [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	0	0	0
Operating segments [member] | Consumer, cards and payments [member] | Other [member]
Fee type
Revenue from contracts with customers	152	227	222
Head Office [member]
Fee type
Revenue from contracts with customers	29	30	29
Other non-contract fee income	0	0	0
Fee and commission income	29	30	29
Fee and commission expense	(2)	0	0
Net fee and commission income	27	30	29
Head Office [member] | Transactional [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Advisory [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Other [member]
Fee type
Revenue from contracts with customers	£ 29	£ 30	£ 29